STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 05, 2019	Dec. 29, 2017	Jun. 10, 2015	Jun. 10, 2014	Sep. 11, 2013	Oct. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Sep. 11, 2014
Warrants outstanding								3,385,431
Warrants Issued with Notes (in shares)								1,220,000
Convertible notes principal amount								$ 40,833,000		$ 38,239,000
Original Loan Principal Amount								44,889,000
Share-based compensation								$ 974,000	$ 1,665,000
Period remaining for recognition of unrecognized compensation cost								2 years 3 months 18 days
Common Stock [Member]
Issuance of common stock for exercise of warrants							81,332
2011 Stock Incentive Option Plan [Member]
Vesting period								3 years
Vesting start date								Jun. 20, 2020
Exercise price - options								$ 10.30		$ 11.28
Exercisable date								Jun. 19, 2030
Total unrecognized compensation cost								$ 1,800,000
2011 Stock Incentive Option Plan [Member] | Stock Options [Member]
Share-based compensation								$ 1,000,000	$ 1,700,000
2011 Stock Incentive Option Plan [Member] | Officer [Member]
Stock options granted to purchase common stock								50,000
2011 Stock Incentive Option Plan [Member] | Share Based Compensation Award, Tranche One [Member]
Vesting period										1 year
Vesting percentage										33.33%
2011 Stock Incentive Option Plan [Member] | Share Based Compensation Award, Tranche Two [Member]
Vesting period										2 years
Vesting percentage										66.67%
Maximum [Member]
Conversion Rate (in dollars per share)								$ 10.00
Maximum [Member] | 2011 Stock Incentive Option Plan [Member] | Common Stock [Member]
Stock options granted to purchase common stock										357,000
Minimum [Member]
Conversion Rate (in dollars per share)								$ 3.05
GPB Debt Holdings II, LLC [Member]
Exercise price						$ 11.30
Warrants exercisable term								5 years
Date from which warrants are exercisable								Apr. 22, 2019
GPB Debt Holdings II, LLC [Member] | T.R. Winston & Company, LLC [Member]
Cash fee paid as percentage of gross proceeds from purchasers						5.00%
GPB Debt Holdings II, LLC [Member] | Maximum [Member] | T.R. Winston & Company, LLC [Member]
Number of common stock to be purchased						120,000
GPB Debt Holdings II, LLC [Member] | Senior Secured Convertible Promissory Note [Member]
Exercise price		$ 10.80
Warrants to purchase shares of common stock		240,674
Percentage of premium dilutive issuance price and number of shares issuable		10.00%
Warrants exercisable period after issuance		5 years
GPB Debt Holdings II, LLC [Member] | 10% Redeemable Debenture [Member]
Percentage of monthly payments interest rate						10.00%
Maturity date						Apr. 21, 2020
Monthly redemption payment on principal amount						$ 1,000,000
GPB Debt Holdings II, LLC [Member] | 10% Redeemable Debenture [Member] | Minimum [Member]
Debt instrument redemption amount						20,000,000
GPB Debt Holdings II, LLC [Member] | Convertible Debt | Senior Secured Convertible Promissory Note [Member]
Convertible notes principal amount		$ 13,000,000
Original Loan Principal Amount		$ 12,500,000
Original issue discount percentage		4.00%
Private Placement [Member]
Units issued in offering					3,020,501
Unit price of offering					$ 2.50
Units issued in offering					$ 7,600,000
Warrants issued to broker of the offering					300,000
Exercise price				$ 3.50	$ 3.50
Warrants outstanding											2,225,036
Fair value of outstanding warrants				$ 1,800,000							$ 7,100,000
Number of warrants exercised				1,095,465
Proceeds from exercise of warrants				$ 3,800,000
Issuance of common stock for exercise of warrants				1,095,465
Adjustment to additional paid-in capital - warrants				$ 1,800,000
Private Placement [Member] | Replacement Warrants [Member]
Exercise price				$ 3.50
Warrants outstanding			1,095,465
Fair value of outstanding warrants			$ 2,500,000
Warrants Issued with Notes (in shares)				1,095,465
Warrant exercise inducement expense			$ 3,500,000
Securities Purchase Agreement [Member] | GPB Debt Holdings II, LLC [Member]
Principal amount of debentures and warrants issued						$ 12,200,000
Securities Purchase Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Maximum [Member]
Number of common stock to be purchased						1,220,000
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member]
Maturity date	May 01, 2019
Monthly redemption payment on principal amount	$ 1,000,000
Monthly redemption description								The debenture holders subsequently waived their rights to the monthly redemption due June 1 and July 1, respectively.
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Maximum [Member]
Exercise price	$ 1.30
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Minimum [Member]
Warrants to purchase shares of common stock	240,000
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Amended and Restated Debentures [Member]
Maturity date	Oct. 21, 2020
Monthly redemption payment on principal amount	$ 1,000,000
Monthly redemption payment, commencement date	Nov. 30, 2019
Conversion Rate (in dollars per share)	$ 10
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Amended and Restated Warrants [Member]
Exercise price	$ 10.00
Exercise price, description								The exercise price of the amended and restated warrants also will be subject to reduction pursuant to a “full-ratchet” exercise-price antidilution adjustment in the event of a sale or issuance of common stock or common stock equivalents within 60 days following the merger at an effective price per share below the exercise price of the amended and restated warrants.
Securities Amendment Agreement [Member] | GPB Debt Holdings II, LLC [Member] | Amended and Restated Warrants [Member] | Maximum [Member]
Warrants to purchase shares of common stock	1,460,000